S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 12, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Samos (either directly or indirectly) manages several investment vehicles. Funds managed by Samos or their affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities. In addition, investment ideas generated within Samos may be suitable for both us and for a current or future fund managed (directly or indirectly) by Samos and may be directed to such investment vehicle rather than to us. Neither Samos nor members of our management team, sponsor or board of directors who are also employed by Samos have any obligation to present us with any opportunity for a potential business combination of which they become aware, unless presented to such member specifically in his or her capacity as an officer or director of the company. Samos and/or our management and board of directors, in their capacities as employees of Samos or in their other endeavors, may be required to present potential business combinations to the related entities described above, current or future investment vehicles of Samos, or third parties, before they present such opportunities to us. Any such companies described above may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among investment mandates.

Notwithstanding the foregoing, we may, at our option, pursue an Affiliated Joint Acquisition opportunity with any such fund or other investment vehicle. Such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the acquisition by making a specified future issuance to any such fund or vehicle. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders.

Each of our officers and directors presently has, and any of our officers and directors in the future may have, additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. In addition, we may pursue an Affiliated Joint Acquisition opportunity with an entity to which an officer or director has a fiduciary or contractual obligation. Any such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the business combination by making a specified future issuance of equity or equity-linked securities to any such entity. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders.

Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer will have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any of our directors or officers on the one hand, and us, on the other hand. See “Risk Factors — Certain of our officers and directors are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us, including another blank check company, and, accordingly, may have conflicts of interest in allocating their time and determining to which entity a particular business opportunity should be presented.”

In addition, Samos or its affiliates, including our officers and directors who are affiliated with Samos, may sponsor or form other blank check companies similar to ours during the period in which we are seeking an initial business combination, and members of our management team may participate in such blank check companies. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among the management teams or investment mandates. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest.

Name of Individual	Entity Name	Entity’s Business	Affiliations
Jacques Tohme	Samos Investments LLC (Delaware, US)	Investments	Managing Partner
	Amerocap LLC (Delaware, US)	Investments	Managing Partner
	Nova Venture Holdings LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy Capital LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy Ltd (England, UK)	Investments	Managing Partner
	Nova Venture Holding Limited (England, UK)	Investments	Managing Partner
	Samos Energy Infrastructure Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Energy Infrastructure Management Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Energy Infrastructure (Finco) Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Partnership Ltd (Jersey, CI)	Investments	Managing Partner
	FPF003 Pte Ltd (Singapore)	Investments	Managing Partner
	PV Keez Pte Ltd (Singapore)	Investments	Managing Partner
	FPF005 Limited (Labuan, MY)	Investments	Managing Partner
	Samos Energy Mauritius (Mauritius)	Investments	Managing Partner
	Samos Oxide Capital LLC	Investments	Managing Partner
	Samos Energy Acquisition Sponsor LP	Investments	Manager
	Samos Energy Acquisition Sponsor Holdings LLC	Investments	Managing Member

Trent Kososki	GoodPeak Holdings, LLC	Battery storage, hybrid solar/storage	CEO/Founder
	GoodPeak Super Holdings, LLC	Battery storage, hybrid solar/storage	CEO/Founder
Name of Individual	Entity Name	Entity’s Business	Affiliations
Joseph McMonigle	Alula Advisors LLC	Consulting	Chairman/CEO
	Global Center for Energy Analysis LLC	Research	President/CEO
	MIP Real Assets	Investments	Managing Director, Middle East
	The Abraham Group LLC	Strategic Advisory	Non-Active Shareholder
	McMonigle & Associates LLC	Consulting	President
	Andes Energy	Development	Minority Shareholder

Khodor Mattar	G3	Strategic Intelligence Firm	Senior Advisor
	Repsol E&P	E&P Company	Independent Board Member